Average Annual Total Returns (Invesco Van Kampen V.I. Mid Cap Value Fund, Series I shares, Invesco Van Kampen V.I. Mid Cap Value Fund)	12 Months Ended
	May 02, 2011
Average Annual Total Returns
Label	Series I: Inception (01/02/97)
Inception Date	Jan. 02, 1997
1 Year	22.24%
5 Years	5.40%
10 Years	5.14%
Russell Midcap Value Index
Average Annual Total Returns
Label	Russell Midcap® Value Index:	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	24.75%
5 Years	4.08%
10 Years	8.07%
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
Lipper VUF Mid-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper VUF Mid-Cap Value Funds Index:	[1]
1 Year	21.05%
5 Years	3.25%
10 Years	6.49%

[1]	The Fund has elected to include three benchmark indices: the Russell Midcap® Value Index, the Lipper VUF Mid-Cap Value Funds Index and the S&P 500® Index. The Russell Midcap® Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Mid-Cap Value Funds Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell Midcap® Value Index to provide investors a broad proxy for the U.S. market.